5. Income Taxes (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details Narrative
NOL carryforwards		$ 68,400,000
NOL carryforwards available through	2034